Schedule I - Related Party Transactions - Related Party Balances (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Amount due from related parties:
Subtotal of amount due from related parties	$ 4,539	$ 3,586
Amount due to related parties:
Subtotal of amount due to related parties	42	1,995
Parent Company [Member]
Amount due from related parties:
Subtotal of amount due from related parties	16,758	25,696
Amount due to related parties:
Subtotal of amount due to related parties	83,642	75,417
Parent Company [Member] | Winner Park [Member]
Amount due from related parties:
Subtotal of amount due from related parties	12	12
Parent Company [Member] | Smart Shine [Member]
Amount due from related parties:
Subtotal of amount due from related parties		8,512
Amount due to related parties:
Subtotal of amount due to related parties	1,487
Parent Company [Member] | Elite Concept Holdings Limited [Member]
Amount due from related parties:
Subtotal of amount due from related parties	9,897	8,631
Amount due to related parties:
Subtotal of amount due to related parties	357	357
Parent Company [Member] | New Oriental China [Member]
Amount due from related parties:
Subtotal of amount due from related parties	6,669	8,541
Parent Company [Member] | Abundant State Limited [Member]
Amount due to related parties:
Subtotal of amount due to related parties	81,798	$ 75,060
Parent Company [Member] | Koolearn Holding Limited [Member]
Amount due from related parties:
Subtotal of amount due from related parties	$ 180